Current and long-term debt - CMBFL Lease Financing (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Sep. 30, 2017 vessel	Sep. 30, 2020 USD ($)	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326	$ 2,552,473
CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	3 years
LR2 [Member] | NPTI September Closing [Member] | STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			7 years
Periodic payment per vessel			$ 600
LR2 [Member] | NPTI September Closing [Member] | STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.75%		3.75%
LR2 [Member] | Vessels [member] | NPTI September Closing [Member] | STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2		2
Borrowing refinanced [Member] | STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Deposit in debt service reserve account		$ 2,000
Repayments of borrowings		$ 54,000